Quarterly Holdings Report
for
Fidelity® MSCI Consumer Discretionary Index ETF
October 31, 2025
T01-NPRT1-1225
1.9584803.111

Schedule of Investments October 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AUTOMOBILE COMPONENTS – 2.2%
Automotive Parts & Equipment – 2.1%
Adient PLC (a)		53,244	$1,234,728
Aptiv PLC (a)		78,673	6,380,380
Autoliv, Inc.		26,787	3,128,722
BorgWarner, Inc.		79,895	3,432,289
Dana, Inc.		74,552	1,513,406
Dorman Products, Inc. (a)		13,032	1,747,982
Fox Factory Holding Corp. (a)		36,216	800,736
Garrett Motion, Inc.		85,034	1,440,476
Gentex Corp.		88,949	2,085,854
Gentherm, Inc. (a)		29,187	1,074,082
LCI Industries		14,008	1,449,688
Lear Corp.		21,951	2,297,172
Mobileye Global, Inc. Class A (a)		95,837	1,260,257
Modine Manufacturing Co. (a)		19,618	3,005,674
Patrick Industries, Inc.		15,900	1,659,483
Phinia, Inc.		25,480	1,322,667
QuantumScape Corp. (a)		210,550	3,882,542
Standard Motor Products, Inc.		23,149	859,522
Visteon Corp.		13,615	1,458,983
XPEL, Inc. (a)		26,170	892,397
			40,927,040
Tires & Rubber – 0.1%
Goodyear Tire & Rubber Co. (a)		161,134	1,110,213
TOTAL AUTOMOBILE COMPONENTS	42,037,253
AUTOMOBILES – 21.0%
Automobile Manufacturers – 20.9%
Ford Motor Co.		1,157,141	15,193,261
General Motors Co.		297,730	20,570,166
Lucid Group, Inc. (a)		66,426	1,179,062
Rivian Automotive, Inc. Class A (a)		277,789	3,769,597
Tesla, Inc. (a)		793,410	362,239,270
Thor Industries, Inc.		20,807	2,171,210
Winnebago Industries, Inc.		28,957	1,091,968
			406,214,534
Motorcycle Manufacturers – 0.1%
Harley-Davidson, Inc.		58,632	1,581,891
TOTAL AUTOMOBILES	407,796,425
BROADLINE RETAIL – 26.7%
Broadline Retail – 26.7%
Amazon.com, Inc. (a)		1,902,622	464,658,345
Dillard's, Inc. Class A		2,436	1,461,795
eBay, Inc.		144,470	11,746,855
Etsy, Inc. (a)		41,712	2,586,144
Groupon, Inc. (a)		28,734	578,415
Kohl's Corp.		81,936	1,333,099
Macy's, Inc.		131,922	2,571,160
MercadoLibre, Inc. (a)		13,117	30,526,669

		Shares	Value

Ollie's Bargain Outlet Holdings, Inc. (a)		23,259	$2,809,920
Savers Value Village, Inc. (a)		43,133	397,255
TOTAL BROADLINE RETAIL	518,669,657
COMMERCIAL SERVICES & SUPPLIES – 0.1%
Diversified Support Services – 0.1%
Driven Brands Holdings, Inc. (a)		3,532	50,684
Matthews International Corp. Class A		32,724	766,396
Pursuit Attractions & Hospitality, Inc. (a)		23,541	835,235
TOTAL COMMERCIAL SERVICES & SUPPLIES	1,652,315
DISTRIBUTORS – 0.7%
Distributors – 0.7%
Genuine Parts Co.		43,927	5,592,346
GigaCloud Technology, Inc. Class A (a)		28,375	793,933
LKQ Corp.		94,980	3,035,561
Pool Corp.		12,352	3,298,725
TOTAL DISTRIBUTORS	12,720,565
DIVERSIFIED CONSUMER SERVICES – 1.7%
Education Services – 1.0%
Adtalem Global Education, Inc. (a)		16,797	1,646,442
Bright Horizons Family Solutions, Inc. (a)		22,069	2,410,597
Coursera, Inc. (a)		101,534	854,916
Duolingo, Inc. (a)		12,105	3,276,097
Graham Holdings Co. Class B		1,637	1,656,857
Grand Canyon Education, Inc. (a)		12,018	2,262,989
KinderCare Learning Cos., Inc. (a)		32,858	193,862
Laureate Education, Inc. (a)		69,491	2,017,324
Perdoceo Education Corp.		40,472	1,285,391
Strategic Education, Inc.		15,756	1,197,141
Stride, Inc. (a)		17,249	1,173,622
Udemy, Inc. (a)		90,940	517,903
Universal Technical Institute, Inc. (a)		42,275	1,256,413
			19,749,554
Specialized Consumer Services – 0.7%
ADT, Inc.		214,725	1,898,169
Frontdoor, Inc. (a)		36,570	2,429,345
H&R Block, Inc.		52,059	2,589,415
Mister Car Wash, Inc. (a)		108,342	605,632
OneSpaWorld Holdings Ltd.		62,320	1,450,186
Service Corp. International		49,159	4,105,268
			13,078,015
TOTAL DIVERSIFIED CONSUMER SERVICES	32,827,569

Quarterly Report	2

Common Stocks – continued
	Shares	Value
FINANCIAL SERVICES – 0.0%
Specialized Finance – 0.0%
A-Mark Precious Metals, Inc.	20,726	$550,897
HOTELS, RESTAURANTS & LEISURE – 19.8%
Casinos & Gaming – 2.3%
Accel Entertainment, Inc. (a)	65,848	670,991
Boyd Gaming Corp.	27,863	2,169,692
Caesars Entertainment, Inc. (a)	82,275	1,653,727
Churchill Downs, Inc.	25,140	2,493,888
DraftKings, Inc. Class A (a)	141,481	4,327,904
Flutter Entertainment PLC (a)	51,809	12,050,255
Golden Entertainment, Inc.	20,673	417,595
Las Vegas Sands Corp.	116,763	6,929,884
Light & Wonder, Inc. (a)	31,787	2,310,915
MGM Resorts International (a)	84,767	2,715,087
Monarch Casino & Resort, Inc.	11,603	1,045,082
Penn Entertainment, Inc. (a)	80,460	1,324,372
Red Rock Resorts, Inc. Class A	26,284	1,401,200
Rush Street Interactive, Inc. (a)	65,448	1,109,998
Sharplink Gaming, Inc. (a)	31,581	437,081
Wynn Resorts Ltd.	34,000	4,045,660
		45,103,331
Hotels, Resorts & Cruise Lines – 8.0%
Airbnb, Inc. Class A (a)	127,379	16,118,539
Booking Holdings, Inc.	9,405	47,756,145
Carnival Corp. (a)	318,678	9,187,487
Choice Hotels International, Inc.	13,728	1,276,155
Expedia Group, Inc.	38,797	8,535,340
Global Business Travel Group I (a)	106,335	835,793
Hilton Grand Vacations, Inc. (a)	33,438	1,386,005
Hilton Worldwide Holdings, Inc.	71,564	18,389,085
Hyatt Hotels Corp. Class A	16,890	2,320,855
Lindblad Expeditions Holdings, Inc. (a)	42,568	513,370
Marriott International, Inc. Class A	69,298	18,057,673
Marriott Vacations Worldwide Corp.	17,856	1,178,139
Norwegian Cruise Line Holdings Ltd. (a)	155,168	3,478,866
Royal Caribbean Cruises Ltd.	74,284	21,306,880
Sabre Corp. (a)	409,377	837,176
Soho House & Co., Inc. (a)	32,561	289,793
Target Hospitality Corp. (a)	39,998	307,584
Travel & Leisure Co.	31,514	1,978,449
Wyndham Hotels & Resorts, Inc.	30,212	2,218,467
		155,971,801
Leisure Facilities – 0.5%
Dave & Buster's Entertainment, Inc. (a)	30,734	451,483
Life Time Group Holdings, Inc. (a)	63,269	1,564,642
Planet Fitness, Inc. Class A (a)	30,860	2,798,693
Six Flags Entertainment Corp. (a)	54,071	1,242,552

		Shares	Value

United Parks & Resorts, Inc. (a)		21,445	$1,037,938
Vail Resorts, Inc.		15,130	2,244,233
			9,339,541
Restaurants – 9.0%
Aramark		91,855	3,479,467
BJ's Restaurants, Inc. (a)		19,692	668,740
Bloomin' Brands, Inc.		85,104	581,260
Brinker International, Inc. (a)		17,029	1,850,371
Cava Group, Inc. (a)		36,338	1,952,441
Cheesecake Factory, Inc.		27,363	1,362,677
Chipotle Mexican Grill, Inc. (a)		396,156	12,554,184
Cracker Barrel Old Country Store, Inc.		17,597	593,019
Darden Restaurants, Inc.		36,276	6,535,121
Domino's Pizza, Inc.		10,898	4,342,417
DoorDash, Inc. Class A (a)		103,019	26,204,943
Dutch Bros, Inc. Class A (a)		45,115	2,505,687
First Watch Restaurant Group, Inc. (a)		50,699	836,027
Krispy Kreme, Inc.		104,444	374,954
Kura Sushi USA, Inc. Class A (a)		7,426	422,762
McDonald's Corp.		203,172	60,632,620
Papa John's International, Inc.		24,452	1,242,406
Portillo's, Inc. Class A (a)		75,388	403,326
Shake Shack, Inc. Class A (a)		17,549	1,693,654
Starbucks Corp.		326,278	26,386,102
Sweetgreen, Inc. Class A (a)		108,878	684,843
Texas Roadhouse, Inc.		22,810	3,731,260
Wendy's Co.		114,620	978,855
Wingstop, Inc.		10,009	2,168,250
Yum! Brands, Inc.		82,882	11,455,121
			173,640,507
TOTAL HOTELS, RESTAURANTS & LEISURE	384,055,180
HOUSEHOLD DURABLES – 4.7%
Consumer Electronics – 0.6%
Garmin Ltd.		48,749	10,429,361
Sonos, Inc. (a)		85,499	1,468,018
			11,897,379
Home Furnishings – 0.5%
Ethan Allen Interiors, Inc.		26,845	648,844
La-Z-Boy, Inc.		30,305	960,668
Leggett & Platt, Inc.		115,253	1,076,463
Mohawk Industries, Inc. (a)		20,465	2,325,643
Somnigroup International, Inc.		65,288	5,179,950
			10,191,568
Homebuilding – 3.4%
Beazer Homes USA, Inc. (a)		31,980	716,352
Cavco Industries, Inc. (a)		3,653	1,935,359
Century Communities, Inc.		18,822	1,118,027
Champion Homes, Inc. (a)		25,082	1,711,345
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
DR Horton, Inc.		86,516	$12,897,805
Dream Finders Homes, Inc. Class A (a)		31,799	629,620
Green Brick Partners, Inc. (a)		19,563	1,266,509
Hovnanian Enterprises, Inc. Class A (a)		5,075	610,167
Installed Building Products, Inc.		9,404	2,334,355
KB Home		30,540	1,906,307
Legacy Housing Corp. (a)		13,442	301,840
Lennar Corp. Class A		72,596	8,985,207
LGI Homes, Inc. (a)		17,089	697,402
M/I Homes, Inc. (a)		12,576	1,574,389
Meritage Homes Corp.		29,471	1,991,061
NVR, Inc. (a)		952	6,864,701
PulteGroup, Inc.		64,583	7,741,564
Taylor Morrison Home Corp. (a)		39,194	2,323,028
Toll Brothers, Inc.		33,697	4,547,410
TopBuild Corp. (a)		10,316	4,358,304
Tri Pointe Homes, Inc. (a)		46,053	1,466,788
			65,977,540
Household Appliances – 0.1%
Cricut, Inc. Class A		54,640	290,138
Helen of Troy Ltd. (a)		25,515	475,345
Whirlpool Corp.		23,679	1,696,127
			2,461,610
Housewares & Specialties – 0.1%
Newell Brands, Inc.		251,700	855,780
TOTAL HOUSEHOLD DURABLES	91,383,877
LEISURE PRODUCTS – 0.9%
Leisure Products – 0.9%
Acushnet Holdings Corp.		17,497	1,353,043
Brunswick Corp.		29,634	1,959,104
Hasbro, Inc.		46,444	3,544,142
Latham Group, Inc. (a)		51,746	375,158
Malibu Boats, Inc. Class A (a)		21,328	594,411
Mattel, Inc. (a)		130,180	2,392,708
Peloton Interactive, Inc. Class A (a)		215,387	1,563,710
Polaris, Inc.		27,288	1,803,737
Sturm Ruger & Co., Inc.		18,526	785,688
Topgolf Callaway Brands Corp. (a)		112,373	1,057,430
YETI Holdings, Inc. (a)		44,584	1,515,410
TOTAL LEISURE PRODUCTS	16,944,541
SPECIALTY RETAIL – 18.6%
Apparel Retail – 4.3%
Abercrombie & Fitch Co. Class A (a)		20,762	1,506,283
American Eagle Outfitters, Inc.		103,593	1,731,039
Boot Barn Holdings, Inc. (a)		13,225	2,508,121
Buckle, Inc.		22,467	1,231,192

	Shares	Value

Burlington Stores, Inc. (a)	20,778	$5,684,653
Caleres, Inc.	37,508	414,088
Gap, Inc.	102,458	2,341,165
Guess?, Inc.	35,617	604,777
RealReal, Inc. (a)	106,778	1,303,759
Revolve Group, Inc. (a)	44,116	975,846
Ross Stores, Inc.	97,352	15,471,180
Shoe Carnival, Inc.	19,775	362,476
ThredUp, Inc. Class A (a)	94,642	831,903
TJX Cos., Inc.	320,589	44,927,343
Urban Outfitters, Inc. (a)	29,582	1,911,293
Victoria's Secret & Co. (a)	52,591	1,853,833
		83,658,951
Automotive Retail – 3.8%
Advance Auto Parts, Inc.	29,563	1,393,304
Arko Corp.	57,078	251,429
Asbury Automotive Group, Inc. (a)	8,210	1,926,066
AutoNation, Inc. (a)	11,383	2,275,120
AutoZone, Inc. (a)	4,892	17,975,312
Camping World Holdings, Inc. Class A	58,400	768,544
CarMax, Inc. (a)	54,331	2,277,012
Carvana Co. (a)	36,024	11,042,797
Group 1 Automotive, Inc.	5,442	2,163,413
Lithia Motors, Inc.	9,816	3,083,009
Murphy USA, Inc.	7,150	2,561,130
O'Reilly Automotive, Inc. (a)	250,136	23,622,844
Penske Automotive Group, Inc.	9,521	1,524,026
Sonic Automotive, Inc. Class A	13,536	859,942
Valvoline, Inc. (a)	52,146	1,721,339
		73,445,287
Computer & Electronics Retail – 0.5%
Best Buy Co., Inc.	66,303	5,446,129
GameStop Corp. Class A (a)	150,156	3,346,977
Upbound Group, Inc.	45,835	888,282
		9,681,388
Home Improvement Retail – 7.2%
Floor & Decor Holdings, Inc. Class A (a)	38,804	2,424,474
Home Depot, Inc.	261,591	99,297,328
Lowe's Cos., Inc.	161,450	38,446,088
		140,167,890
Homefurnishing Retail – 0.7%
Arhaus, Inc. (a)	58,110	582,262
RH (a)	7,276	1,255,037
Wayfair, Inc. Class A (a)	37,645	3,896,634
Williams-Sonoma, Inc.	39,259	7,629,594
		13,363,527
Other Specialty Retail – 2.1%
Academy Sports & Outdoors, Inc.	31,875	1,526,494
Bath & Body Works, Inc.	81,378	1,992,133
Chewy, Inc. Class A (a)	81,527	2,749,090

Quarterly Report	4

Common Stocks – continued
		Shares	Value
SPECIALTY RETAIL – continued
Other Specialty Retail – continued
Dick's Sporting Goods, Inc.		23,253	$5,149,377
Five Below, Inc. (a)		20,899	3,286,786
MarineMax, Inc. (a)		21,505	532,679
National Vision Holdings, Inc. (a)		60,309	1,552,957
ODP Corp. (a)		31,646	882,291
Petco Health & Wellness Co., Inc. (a)		110,978	352,910
Sally Beauty Holdings, Inc. (a)		83,250	1,257,908
Signet Jewelers Ltd.		20,518	2,028,204
Tractor Supply Co.		162,630	8,799,909
Ulta Beauty, Inc. (a)		14,847	7,718,658
Warby Parker, Inc. Class A (a)		53,925	1,056,391
Winmark Corp.		2,537	1,022,842
			39,908,629
TOTAL SPECIALTY RETAIL	360,225,672
TEXTILES, APPAREL & LUXURY GOODS – 3.4%
Apparel, Accessories & Luxury Goods – 1.8%
Capri Holdings Ltd. (a)		67,013	1,390,520
Carter's, Inc.		37,767	1,185,884
Columbia Sportswear Co.		21,462	1,065,159
Figs, Inc. Class A (a)		103,379	771,207
G-III Apparel Group Ltd. (a)		39,264	1,054,238
Hanesbrands, Inc. (a)		212,098	1,401,968
Kontoor Brands, Inc.		25,125	2,033,115
Levi Strauss & Co. Class A		63,581	1,289,423
Lululemon Athletica, Inc. (a)		34,151	5,824,112
Oxford Industries, Inc.		16,591	611,378
PVH Corp.		22,983	1,800,258
Ralph Lauren Corp.		14,136	4,518,714
Tapestry, Inc.		73,023	8,019,386
Under Armour, Inc. Class A (a)		199,803	921,092
Under Armour, Inc. Class C (a)		146,545	650,660

		Shares	Value

VF Corp.		148,582	$2,086,091
			34,623,205
Footwear – 1.6%
Crocs, Inc. (a)		24,294	1,984,577
Deckers Outdoor Corp. (a)		48,803	3,977,444
NIKE, Inc. Class B		343,367	22,178,075
Steven Madden Ltd.		47,513	1,611,166
Wolverine World Wide, Inc.		64,005	1,452,913
			31,204,175
TOTAL TEXTILES, APPAREL & LUXURY GOODS	65,827,380
TOTAL COMMON STOCKS (Cost $1,494,266,822)			1,934,691,331
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.93% (b) (Cost $4,460,000)		4,460,000	4,460,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $1,498,726,822)	1,939,151,331
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%	654,586
NET ASSETS – 100.0%	$1,939,805,917

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $336,011 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Consumer Discretionary Select Sector Index Contracts (United States)	18	December 2025	4,384,080	$ 20,772	$ 20,772
CME E-mini Russell 2000 Index Contracts (United States)	4	December 2025	497,980	8,549	8,549
Total Equity Index Contracts					$29,321
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	6

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
7	Quarterly Report

Quarterly Report	8